SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

Commission File Number
001-15783

NOTIFICATION OF LATE FILING

(Check One):	☒ Form 10-K	☐ Form 11-K	☐ Form 20-F	Form 10-Q	☐ Form N-SAR

For Period Ending: May 31,  2008

☐ Transition Report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K

Read the attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I. Registrant Information

Full name of registrant CASH TECHNOLOGIES, INC.
Former name if applicable:
Address of principal executive office ( Street and number ) 1434 West 11th Street
City, State and Zip Code Los Angeles, Ca 90015

Part II. Rule 12b-25(b) and (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

☒	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☐
(b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report on transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

☐	(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached is applicable.

Part III. Narrative

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attached extra sheets if needed.)

Cash Technologies, Inc. (the "Company") is unable to file its Form 10KSB for the fiscal year ended May 31,  2008 without unreasonable expense and effort because the Company's analysis of the effects of the Champion Parts, Inc. bankruptcy and subsequent acquisition of certain Champion assets by subsidiaries of the Company, including relevant management discussion and analysis, has not been completed.

Part IV. Other Information

(1)	Name and telephone number of person to contact in regard to this notification

	Bruce Korman	(213) 745-2000 .
	(Name)	(Area Code)(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes ☐ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Cash Technologies, Inc.
(Name of registrant as specified in charter)

CASH TECHNOLOGIES, INC.

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date September 2, 2008	By:	/s/ BRUCE KORMAN .
Chief Executive Officer

Additional information and explanation regarding Part IV Response 3.

Operating income is not expected to change materially from the previous fiscal year, however certain assets which were written off, including a note receivable from Champion Parts Inc. following their bankruptcy, totaling approximately $9.5 million during the fiscal year, will be significantly offset by an extraordinary gain from the acquisition of a portion of the assets of Champion.  The extraordinary gain cannot be accurately determined until the completion of  the financial analysis underway and thus the net impact to the Company’s income statement and balance sheet cannot yet be reasonably estimated.